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ELISE M. DOLAN

elise.dolan@dechert.com
+1 212 698 3806 Direct
+1 212 698 0413 Fax
September 15, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 287
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post- Effective Amendment No. 287 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of registering Class A, Class C, Institutional, Class R and Class IR Shares of the Goldman Sachs Managed Futures Strategy Fund, a new series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.
Sincerely,

/s/ Elise M. Dolan Elise M. Dolan